Investments in Associates - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of associates [line items]
Terminal growth rate	4.50%	4.50%
Cash flows discounted rate	10.00%	10.00%
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Term of cash flow forecast	5 years
Terminal growth rate	3.00%	3.00%
Cash flows discounted rate	12.00%	12.00%
Impairment loss after tax	$ 159
Impairment losses	$ 185